CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	¥ 860,455	¥ 1,904,674
Time deposits	273,416	80,000
Restricted cash	23,525	15,000
Short-term investments	2,829,462	336,217
Accounts receivable, net (allowance for credit losses: as of December 31, 2024: RMB2,894; as of December 31, 2025: RMB1,706)	441,414	260,958
Prepayments and other current assets, net	29,768	75,964
Total current assets	4,458,040	2,672,813
Non-current assets:
Property and equipment, net	13,784	4,896
Intangible assets, net	64,553	58,049
Long-term bank deposits	52,492
Right-of-use assets	8,566	19,335
Deferred tax assets, net	33,337	6,936
Other non-current assets, net	24,796	17,611
Total non-current assets	197,528	106,827
TOTAL ASSETS	4,655,568	2,779,640
Current liabilities
Accounts payable	17,378	10,676
Contract liabilities	63,541	117,649
Salary and welfare payable	230,039	160,690
Taxes payable	43,275	51,359
Current lease liabilities	7,077	13,447
Accrued expenses and other current liabilities	777,416	586,990
Total current liabilities	1,138,726	940,811
Non-current liabilities
Non-current lease liabilities	846	5,714
Deferred tax liabilities, net	169,701	46,030
Total non-current liabilities	170,547	51,744
TOTAL LIABILITIES	1,309,273	992,555
Commitments and contingencies (Note 16)
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY		3,420,882
SHAREHOLDERS' (DEFICIT)/EQUITY:
Ordinary shares		71
Additional paid-in capital	3,179,602	198,664
Accumulated deficit	(72,851)	(1,932,128)
Statutory reserves	230,033	80,975
Accumulated other comprehensive income	9,321	18,621
TOTAL SHAREHOLDERS' (DEFICIT)/EQUITY:	3,346,295	(1,633,797)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT)/EQUITY	4,655,568	2,779,640
Series Seed convertible redeemable preferred shares
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY		692,051
Series Angel convertible redeemable preferred shares
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY		495,921
Series B convertible redeemable preferred shares
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY		1,028,888
Series C1 convertible redeemable preferred shares
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY		851,362
Series C2 convertible redeemable preferred shares
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY		¥ 352,660
Class A ordinary shares
SHAREHOLDERS' (DEFICIT)/EQUITY:
Ordinary shares	135
Class B ordinary shares
SHAREHOLDERS' (DEFICIT)/EQUITY:
Ordinary shares	¥ 55